Activity in Benefits Payable (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Liability for Unpaid Claims and Claims Adjustment Expense, Adjustment of Opening Balance [Line Items]
Balances at January 1	$ 3,775	$ 3,415	$ 3,214
Acquisitions	5	66	29
Current year, Incurred	32,711	30,198	25,834
Prior years, Incurred	(474)	(257)	(372)
Total incurred	32,237	29,941	25,462
Current year, Paid	(29,103)	(26,738)	(22,742)
Prior years, Paid	(3,021)	(2,909)	(2,548)
Total paid	(32,124)	(29,647)	(25,290)
Balances at December 31	$ 3,893	$ 3,775	$ 3,415